FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional principal amount	$ 500,000	$ 400,000
NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Spread on rate (as a percent)	3.30%
Minimum | NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Fixed interest rate	6.40%
Maximum | NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
Fixed interest rate	6.50%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	$ 100,000
Notional principal, at maturity	$ 100,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.20%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.30%
$46,053 (remaining at $46,053)
Derivative [Line Items]
Notional principal amount	$ 46,053
Notional principal, at maturity	$ 46,053
Fixed interest rate	0.20%
$81,600 (remaining at $81,600)
Derivative [Line Items]
Notional principal amount	$ 81,600
Notional principal, at maturity	$ 81,600
Fixed interest rate	3.90%
$78,735 (reducing to $59,557)
Derivative [Line Items]
Notional principal amount	$ 78,735
Notional principal, at maturity	$ 59,557
Fixed interest rate	3.90%
$113,739 (reducing to $42,285)
Derivative [Line Items]
Notional principal amount	$ 113,739
Notional principal, at maturity	$ 42,285
$113,739 (reducing to $42,285) | Minimum
Derivative [Line Items]
Fixed interest rate	3.70%
$113,739 (reducing to $42,285) | Maximum
Derivative [Line Items]
Fixed interest rate	3.80%
$59,604 (reducing to $13,564)
Derivative [Line Items]
Notional principal amount	$ 59,604
Notional principal, at maturity	$ 13,564
Fixed interest rate	4.10%